AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 22, 2024

REGISTRATION NOS. 333-122901

811-21719

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 1229	☒
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 1242	☒

INVESTMENT MANAGERS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code: (626) 385-5777

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and Address of Agent for Service)

COPIES TO:

Laurie Anne Dee

Morgan, Lewis & Bockius LLP

600 Anton Boulevard, Suite 1800

Costa Mesa, CA 92626

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485; or
☒	on March 28, 2024 pursuant to paragraph (b) of Rule 485; or
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
☐	on ___________ pursuant to paragraph (a)(1) of Rule 485; or
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
☐	on ___________ pursuant to paragraph (a)(2) of Rule 485; or
☐	on ___________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment (“PEA”) to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed PEA No. 1221 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933 on January 24, 2024 for the purpose of disclosing the change of control of the Fund’s investment adviser for the Riverbridge Growth Fund, a series of the Registrant. PEA No. 1221 was originally scheduled to become effective on March 24, 2024. This PEA incorporates by reference the information contained in Parts A, B and C of PEA No. 1221 to the Registrant’s Registration Statement filed on January 24, 2024. The Registrant may file additional subsequent delaying amendments designating a new effective date.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 22nd day of March, 2024.

INVESTMENT MANAGERS SERIES TRUST

By:	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 22nd day of March, 2024, by the following persons in the capacities set forth below.

Signature		Title

†
Ashley Toomey Rabun		Trustee
†
William H. Young		Trustee
†
Charles H. Miller		Trustee
†
James E. Ross /s/ Maureen Quill		Trustee
Maureen Quill /s/ Rita Dam		Trustee, President and Principal Executive Officer
Rita Dam		Treasurer, Principal Accounting Officer and Principal Financial Officer

† By	/s/ Rita Dam

Attorney-in-fact, pursuant to power of attorney

previously filed with Post-Effective Amendment

No. 1203 on March 27, 2023.